Equity - Other Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other reserves [Abstract]
Beginning balance	$ 352,937	$ 102,645	$ 54,790
Other comprehensive (loss)/income	(6,999)	2,281	(2,475)
Total comprehensive (loss)/income for the year	(14,124)	35,966	1,733
Share-based payments to employees	19,350	12,928	5,848
Share-based payments associated with acquisitions	23,287	44,877	14,158
Transfer on exercise of options	0	0	0
Total increase (decrease) in equity	76,563	214,326	46,122
Ending balance	415,376	352,937	102,645
Foreign currency translation reserve
Other reserves [Abstract]
Beginning balance	(1,611)	(7,179)	(5,316)
Other comprehensive (loss)/income	(5,757)	5,568	(1,863)
Total comprehensive (loss)/income for the year	(5,757)	5,568	(1,863)
Share-based payments to employees	0	0	0
Share-based payments associated with acquisitions	0	0	0
Transfer on satisfaction of acquisition performance rights	0
Transfer on exercise of options	0	0	0
Total increase (decrease) in equity	0	0	0
Ending balance	(7,368)	(1,611)	(7,179)
Share-based payments reserve
Other reserves [Abstract]
Beginning balance	81,404	24,119	6,456
Other comprehensive (loss)/income	0	0	0
Total comprehensive (loss)/income for the year	0	0	0
Share-based payments to employees	19,350	12,928	5,848
Share-based payments associated with acquisitions	23,287	44,877	14,158
Transfer on satisfaction of acquisition performance rights	(4,467)
Transfer on exercise of options	(5,501)	(520)	(2,343)
Total increase (decrease) in equity	32,669	57,285	17,663
Ending balance	114,073	81,404	24,119
Financial assets at FVOCI reserve
Other reserves [Abstract]
Beginning balance	(3,899)	(612)	0
Other comprehensive (loss)/income	(1,242)	(3,287)	(612)
Total comprehensive (loss)/income for the year	(1,242)	(3,287)	(612)
Share-based payments to employees	0	0	0
Share-based payments associated with acquisitions	0	0	0
Transfer on satisfaction of acquisition performance rights	0
Transfer on exercise of options	0	0	0
Total increase (decrease) in equity	0	0	0
Ending balance	(5,141)	(3,899)	(612)
Other reserves
Other reserves [Abstract]
Beginning balance	75,894	16,328	1,140
Other comprehensive (loss)/income	(6,999)	2,281	(2,475)
Total comprehensive (loss)/income for the year	(6,999)	2,281	(2,475)
Share-based payments to employees	19,350	12,928	5,848
Share-based payments associated with acquisitions	23,287	44,877	14,158
Transfer on satisfaction of acquisition performance rights	(4,467)
Transfer on exercise of options	(5,501)	(520)	(2,343)
Total increase (decrease) in equity	32,669	57,285	17,663
Ending balance	$ 101,564	$ 75,894	$ 16,328